Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 221,463	$ 150,273
Less: accumulated depreciation	(124,768)	(96,724)
Total property, plant and equipment, net	96,695	53,549
Fixture, Furniture and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	63,101	63,101
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	87,172	87,172
Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 71,190